Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

23.Subsequent Events

Subsequent to December 31, 2019, COVID-19 has spread rapidly to many parts of China and other parts of the world. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. The Company’s domestic sales ceased in February 2020 due to suspension of vaccination by CDCs in China as CDC attentions were diverted to COVID-19 prevention, and the Company's export was disrupted due to cancellations of cargo flights. In March 2020, certain provinces and cities in China started to lift some of the restrictive measures, and delivery of vaccines in China slowly started to resume. The Company commenced research and development on an inactivated COVID-19 vaccine at the end of January 2020, and on April 13, 2020, the Company obtained approval to conduct a human clinical trial on its vaccine candidate. Because of the significant uncertainties surrounding the COVID-19 outbreak, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time.